SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2020 Share $ / shares	Aug. 31, 2019 Share	Aug. 31, 2018 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	3,182,500	1,554,000	308,550
Number of share options exercisable in share-based payment arrangement	388,500
Weighted average remaining contractual life of outstanding share options	3 years 11 months 8 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,554,000
Number of share options exercisable in share-based payment arrangement	388,500
Exercise Price Of Outstanding Share Options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	3 years 7 months 9 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,628,500
Number of share options exercisable in share-based payment arrangement	0
Exercise Price Of Outstanding Share Options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	4 years 3 months 3 days